Commitments and Contingencies (Tables)	12 Months Ended
Jan. 31, 2021
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Summary of Breakdown of Outstanding Amounts by Country and Local Currency between Independent Dealers and Distributors with Third Party Finance Companies	The breakdown of outstanding amounts by country and local currency between the Company’s independent dealers and distributors with third-party finance companies were as follows:

	Currency	January 31, 2021	January 31, 2020
Total outstanding as at	CAD	$985.0	$2,281.7
United States	USD	$528.6	$1,264.0
Canada	CAD	$192.5	$458.3
Europe	Euro	€ 30.7	€ 46.7
Australia and New Zealand	AUD	$70.4	$93.7
Latin America	USD	$0.6	$0.6